PREPAYMENTS ON VESSELS	9 Months Ended
Sep. 30, 2018
Disclosure Of Prepayments On Vessels [Abstract]
PREPAYMENTS ON VESSELS

NOTE 3 – PREPAYMENTS ON VESSELS

USDm	30 September 2018	30 September 2017	31 December 2017

Balance as of beginning of period	88.4	44.1	44.1
Additions	34.2	38.6	44.3
Transferred to vessels	-63.9	-	-
Carrying amount	58.7	82.7	88.4